INVESTMENTS AVAILABLE-FOR-SALE	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS AVAILABLE-FOR-SALE
4.            INVESTMENTS AVAILABLE-FOR-SALE

Available-for-sale securities held by the Group at December 31, 2013 and 2012 were as follows:

	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Portfolio investment
Cost	4,921	30,000	70,000
Gross unrealized loss	-	-	-
Fair market value	4,921	30,000	70,000
Total investments available-for-sale	4,921	30,000	70,000